Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Gain (Loss) on Investments [Line Items]
Total other-than-temporary impairment losses	¥ 23,180	¥ 17,100	¥ 22,210
Portion of loss recognized in other comprehensive income (before taxes)	(342)	(630)	(463)
Net impairment losses recognized in earnings	¥ 22,838	¥ 16,470	¥ 21,747